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                         DEUTSCHE INVESTORS FUNDS, INC.
                                One South Street
                            Baltimore, Maryland 21202

                                  May 11, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, NW
Washington, DC 20549

RE:      Deutsche Investors Funds, Inc. (the "Company")
         1933 Act File No. 333-07008
         1940 Act File No. 811-8227

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Company hereby certifies that the definitive forms of the prospectuses and statement of additional information of Deutsche Investors Funds, Inc., on behalf of the European-Mid Cap Fund, Japanese Equity Fund, Top 50 Asia Fund, Top 50 Europe Fund, Top 50 US Fund and Top 50 World Fund, dated May 7, 2001, do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Company, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 19 on May 7, 2001.

If you have any questions regarding this certification, please call me at (410) 895-3776.

                                    Very truly yours,

                                    /s/ Daniel O. Hirsch
                                    --------------------

                                    Daniel O. Hirsch
                                    Assistant Secretary